Finance debt - Undrawn committed borrowing facilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Undrawn borrowing facilities	€ 8,298	€ 5,114
Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	8,298
Long-term debt | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	8,172	5,032
Short-term debt | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	126	82
Undrawn | Long-term debt | Sustainability-Linked bonds | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	8,100	2,800
Undrawn | Long-term debt | Other borrowing facilities | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	2	20
Undrawn | Short-term debt | Other borrowing facilities | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	43	15
Dawn | Long-term debt | Sustainability-Linked bonds | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities		2,050
Dawn | Long-term debt | Other borrowing facilities | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	70	162
Dawn | Short-term debt | Other borrowing facilities | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	€ 83	€ 67